Limited Term New York Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Rochester Fund Municipals

      This supplement amends the Statement of Additional Information ("SAI") of each of the above referenced Funds as described below and is in addition to any existing supplements of the Funds.

1.    The second paragraph for each SAI, except for Cash Reserves and Money Market Fund,
Inc., under "Brokerage Policies of the Fund - Brokerage Provisions of the Investment
Advisory Agreement" is deleted and replaced by the following paragraphs:

           Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The concessions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the concession is fair and reasonable in relation to the services provided.

           Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the investment advisory agreement also permits the Manager to consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.  Notwithstanding that authority, and with the concurrence of the Fund's Board, the Manager has determined not to consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser as a factor in selecting brokers for the Fund's portfolio transactions.  However, the Manager may continue to effect portfolio transactions through brokers who sell shares of the Fund.

2.    The paragraph under "Distribution and Service Plans - Distribution and Service
Plans", with the exception of Money Market Fund, beginning with the following sentence "Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion,...." is deleted in its entirety and replaced with the following paragraphs:

           Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

           Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings.  The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the Fund is discussed.  In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

3.    The fifth paragraph under "Distribution and Service Plans - Class B, Class C and
Class N Service and Distribution Plans" or under "Distribution and Service Plans - Class B,
                                        --------
Class C (add "Class M" for Convertible Securities Fund only) and Class N Service and
Distribution Plan Fees" in each SAI, for the Capital Preservation Fund, Convertible
Securities Fund, Developing Markets Fund, High Yield Fund, International Small Company
Fund, Main Street Opportunity Fund, Main Street Small Cap Fund, Quest Balanced Fund, Quest
Opportunity Value Fund, Small Cap Fund, Quest International Value Fund and Select Value
Fund is deleted and replaced by the following paragraph:

           Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

4.    The second paragraph under "Distribution and Service Plans - Class B,
Class C and Class N Service and Distribution Plans" or under "Distribution and
                                                    --------
Service Plans - Class B, Class C and Class N Service and Distribution Plan Fees"
for the Balanced Fund, Bond Fund, Capital Appreciation Fund, Capital Income
Fund, Champion Income Fund, Discovery Fund, Disciplined Allocation Fund,
Emerging Growth Fund, Emerging Technologies Fund, Enterprise Fund, Equity Fund,
Inc., Global Fund, Global Opportunity Fund, Gold & Special Minerals Fund, Growth
Fund, International Bond Fund, International Growth Fund, International Value
Fund, Limited Term Government Fund, Main Street Fund, MidCap Fund, Quest Capital
Value Fund, Inc., Quest Value Fund, Inc., Real Asset Fund, Real Estate Fund,
Strategic Income Fund, Total Return Bond Fund, U.S. Government Trust and Value
Fund is amended by deleting the last sentence and replacing it with the following:

           Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

5.    The fifth paragraph under "Distribution and Service Plans - Class B and Class C
Service and Distribution Plans" or under "Distribution and Service Plans - Class B and
                                --------
Class C Service and Distribution Plan Fees" for the AMT-Free Municipals, AMT-Free New York
Municipals, California Municipal Fund, Cash Reserves, International Large-Cap Core Fund,
Limited Term Municipal Fund, New Jersey Municipal Fund, Pennsylvania Municipal Fund,
Rochester National Municipals and Senior Floating Rate Fund is deleted and replaced by the following paragraph:

           Class B or Class C shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the
           Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

6.    The second paragraph under "Distribution and Service Plans - Class B, and
Class C Service and Distribution Plans" or under "Distribution and Service Plans
                                        --------
- Class B and Class C Service and Distribution Plan Fees" for the Limited Term
California Municipal Fund, Limited Term New York Municipal Fund and Rochester
Fund Municipals is amended by deleting the last sentence and replacing it with the following:

           Class B or Class C shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the
           Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

7.    The following paragraph is added before the section titled "AccountLink"
under "How to Buy Shares", except for the Principal Protected Main Street Fund and Principal Protected Main Street Fund II:

           When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The Fund will not issue or re-register physical share certificates.

8.    The first paragraph under "About Your Account - How to Buy Shares -
Retirement Plans," with the exception of the following funds: AMT-Free
Municipals, AMT-Free New York Municipals, California Municipal Fund, Cash
Reserves, Limited Term California Municipal Fund, Limited Term Municipal Fund,
Limited Term New York Municipal Fund, Money Market Fund, Inc., New Jersey
Municipal Fund, Pennsylvania Municipal Fund, Principal Protected Main Street
Fund, Principal Protected Main Street Fund II, Rochester Fund Municipals,
Rochester National Municipals and Senior Floating Rate Fund, is deleted and replaced with the following:

           Retirement Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in an Appendix to this Statement of
           Additional Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce
           Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill
           Lynch.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only
           Class C shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only
           Class N shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the
           Oppenheimer funds.

9.    The last paragraph under "About Your Account - How to Buy Shares - Classes of Shares" with the exception of Cash Reserves, Money Market Fund, Inc.,
Principal Protected Main Street Fund, Principal Protected Main Street Fund II
and Senior Floating Rate Fund, is deleted and replaced by the following paragraph:

           The Distributor will not accept an order in an amount greater than
           $250,000 to purchase Class B shares or more than $1 million to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).  Effective July 15, 2004, the Distributor will not accept an order in an amount greater than
           $100,000 to purchase Class B shares on behalf of a single investor
           (not including dealer "street name" or omnibus accounts).

10.   For Cash Reserves the last paragraph under "How to Buy Shares - Classes of
Shares - Alternative Sales Arrangements" is deleted and replaced by the following paragraph:

           The Distributor will not accept an order in an amount greater than
           $250,000 to purchase Class B shares or more than $1 million to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).  Effective July 15, 2004, the Distributor will not accept an order in an amount greater than
           $100,000 to purchase Class B shares on behalf of a single investor
           (not including dealer "street name" or omnibus accounts).

11.   For the Senior Floating Rate Fund, the section titled "About Your Account
- Classes of Shares" is deleted in its entirety and replaced with the following paragraphs:

            Classes of Shares.  The Fund's multiple class structure is available because the Fund has obtained from the Securities and Exchange
            Commission an exemptive order (discussed in "Distribution Plans")
            permitting it to offer more than one class of shares.  The availability of the Fund's share classes is contingent upon the continued availability of the relief under that order.

                  Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.  Those expenses include the asset-based sales charges to which Class B and Class C shares are subject.

                  The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor.  That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances.  Class A shares normally are sold subject to an initial sales charge.  While Class B and Class C shares have no initial sales charge, the purpose of the early withdrawal charge and asset-based sales charge on Class B and Class
            C shares is the same as that of the initial sales charge on Class A shares -to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund.  A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

            The Distributor will not accept an order in an amount greater than
            $250,000 to purchase Class B shares or more than $1 million to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).  Effective July
            15, 2004, the Distributor will not accept an order in an amount greater than $100,000 to purchase Class B shares on behalf of a single investor (not including dealer "street name" or omnibus accounts)

12.   The entire section under "About Your Account - How to Buy Shares - Account
Fees" with the exception of the Principal Protected Main Street Fund and
Principal Protected Main Street Fund II, is deleted in its entirety and replaced with the following:

            Fund Account Fees. As stated in the Prospectus, a $12 annual
            "Minimum Balance Fee" is assessed on each Fund account with a share balance valued under $500. The Low Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

            Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer
                     Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus,
                     Recordkeeper Pro and Pension Alliance Retirement Plan programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

            To access account documents electronically via eDocs Direct, please visit the
            Service Center on our website at www.oppenheimerfunds.com or call
                                             ------------------------
            1.888.470.0862 for instructions.

         The Fund reserves the authority to modify Fund Account Fees in its discretion.

13.   The Appendix to each SAI, with the exception of Money Market Fund, Inc., titled "OppenheimerFunds Special Sales Charge Arrangements and Waivers" is
amended by deleting the third bullet point under "Waivers of Class A Sales
Charges of Oppenheimer Funds - Waivers of Initial and Contingent Deferred Sales
Charges in Certain Transactions."

14.   The Appendix to each SAI, with the exception of Money Market Fund, Inc., titled "OppenheimerFunds Special Sales Charge Arrangements and Waivers" is
amended by deleting the seventh bullet point under the section "Waivers of Class
B, Class C and Class N Sales Charges of Oppenheimer Funds - Waivers for
Redemptions in Certain Cases" and replacing it with the following bullet point:

o     Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

February 2, 2005                                                  PX0345.011